NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
NATURE OF OPERATIONS [Text Block]

1. NATURE OF OPERATIONS

First Mining Gold Corp. (formerly First Mining Finance Corp.) (the “Company” or “First Mining”) was incorporated on April 4, 2005. The Company changed its name to First Mining Gold Corp in January 2018.

The Company focuses on the exploration and development of its North American mineral property portfolio and in particular, Canadian gold projects. During the year ended December 31, 2016, the Company completed acquisitions of Goldrush Resources Ltd. (“Goldrush”), Clifton Star Resources Inc. (“Clifton”), the Pitt Gold exploration property, Cameron Gold Operations Ltd. (”Cameron Gold’’), and Tamaka Gold Corporation (“Tamaka”). On September 26, 2016, the Company completed the divestiture of three Mexican silver exploration properties to Silver One Resources Inc. (“Silver One”).

First Mining is a public company which is listed on the Toronto Stock Exchange (the “TSX”) under the symbol “FF”, on the OTCQX under the symbol “FFMGF”, and on the Frankfurt Stock Exchange under the symbol “FMG”.

The Company’s head office and principal address is located at Suite 1800 – 925 West Georgia Street, Vancouver, British Columbia, Canada, V6C 3L2.